Leases - Charters-out (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Future Minimum Payments Receivable:
Minimum scheduled future revenues	$ 3,400.0
Revenues receivable - 2019	743.6
Revenues receivable - 2020	645.2
Revenues receivable - 2021	560.0
Revenues receivable - 2022	526.9
Revenues receivable - 2023	275.1
Revenues receivable - Thereafter	698.1
Property Available for Operating Lease
Schedule Of Operating Leases [Line Items]
Operating leases cost	4,300.0	$ 4,400.0
Operating leases accumulated depreciation	1,100.0	1,000.0
Operating leases carrying amount of the vessels	3,200.0	$ 3,400.0
Future Minimum Payments Receivable:
Minimum scheduled future revenues	3,500.0
Revenues receivable - 2019	763.0
Revenues receivable - 2020	661.6
Revenues receivable - 2021	576.4
Revenues receivable - 2022	537.4
Revenues receivable - 2023	277.4
Revenues receivable - Thereafter	$ 727.9